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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210

July 13, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4
          File No. 333-70728

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Depositor"), accompanying this letter for filing is post effective amendment no. 21 ("the Amendment") under the Securities Act of 1933 to the above-mentioned registration statement on Form N-4.

     The purpose of this filing is to add a new optional guaranteed minimum withdrawal benefit Rider (["Withdrawal Benefit"]).

     An additional post-effective amendment will be filed on or before October 1, 2007 to make certain other changes as permitted by Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"). In addition, within the next few days, the Depositor and John Hancock Life Insurance Company of New York will be filing a request pursuant to Rule 485(b)(1)(vii) under the 1933 Act to conform the disclosure in various amended registration statements on Form N-4 to the "template language" found in this Post-Effective Amendment filed herewith.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or in my absence, to Arnold R. Bergman, Esq. at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities